EARNINGS PER SHARE - Weighted Average Potentially Dilutive Securities (Details)	6 Months Ended
Dec. 31, 2022 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	4,730,425
Management stock options of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	3,350,560
Escrow shares of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	819,365
Restricted shares of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	560,500